Insurance and reinsurance contracts - Insurance contracts - expected recognition of the CSM (Details) - Insurance - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	$ 146,252	$ 138,691	$ 125,133
Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	169,272	160,626	144,203
Contractual service margin (CSM)
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	20,430	20,184	19,168
Contractual service margin (CSM) | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,092	2,041
Contractual service margin (CSM) | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,863	1,780
Contractual service margin (CSM) | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,666	1,586
Contractual service margin (CSM) | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,495	1,412
Contractual service margin (CSM) | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,323	1,283
Contractual service margin (CSM) | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	4,653	4,604
Contractual service margin (CSM) | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,988	2,924
Contractual service margin (CSM) | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,777	1,781
Contractual service margin (CSM) | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,573	2,773
Contractual service margin (CSM) | Group's share relating to JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,031	2,168
Contractual service margin (CSM) | Group's share relating to JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	214	226
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	181	190
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	156	165
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	136	146
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	119	127
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	436	474
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	278	293
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	187	195
Contractual service margin (CSM) | Group's share relating to JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	324	352
Contractual service margin (CSM) | Including JVs and associates
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	22,461	22,352	$ 21,304
Contractual service margin (CSM) | Including JVs and associates | 1 year or less
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,306	2,267
Contractual service margin (CSM) | Including JVs and associates | After 1 year to 2 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	2,044	1,970
Contractual service margin (CSM) | Including JVs and associates | After 2 years to 3 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,822	1,751
Contractual service margin (CSM) | Including JVs and associates | After 3 years to 4 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,631	1,558
Contractual service margin (CSM) | Including JVs and associates | After 4 years to 5 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,442	1,410
Contractual service margin (CSM) | Including JVs and associates | After 5 years to 10 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	5,089	5,078
Contractual service margin (CSM) | Including JVs and associates | After 10 years to 15 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	3,266	3,217
Contractual service margin (CSM) | Including JVs and associates | After 15 years to 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	1,964	1,976
Contractual service margin (CSM) | Including JVs and associates | After 20 years
Insurance/Reinsurance contracts - expected recognition
Net liabilities (assets)	$ 2,897	$ 3,125